Significant Accounting Policies (Details Narrative) (10-K/A) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Stock Options [Member]
Anti-dilutive securities excluded from earnings per share	7,580,159	287,100
Warrants [Member]
Anti-dilutive securities excluded from earnings per share	37,844,404	13,046,484
Minimum [Member]
Estimated useful lives of equipment	3 years
Maximum [Member]
Estimated useful lives of equipment	10 years